Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Warrant Activity

Option activity for the years ended December 31, 2020 and 2019 was as follows:

		2020		2019
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
	#	$	#	$
Outstanding - Beginning of year	1,573,411	4.63	1,474,477	4.12

Granted	395,850	5.50	343,100	6.39
Exercised	(203,595)[1]	2.42	(139,877)[1]	2.32
Forfeited	(47,638)	6.69	(91,789)	6.81
Cancelled	(81,792)	6.92	–	–
Expired	–	–	(12,500)	2.37

Outstanding - End of year	1,636,236	4.93	1,573,411	4.63

[1] Of the 203,595 (2019 - 139,877) options exercised, 109,845 (2019 - 98,408) elected the cashless exercise, under which 68,336 shares (2019 - 63,727) were issued. These options would have otherwise been exercisable for proceeds of $241 (2019 - $229) on the exercise date.

Schedule of Weighted Average Assumptions

	2020	2019
Risk-free interest rate	1.00%	1.81%
Exercise price	$5.50	$6.39
Market price	$5.50	$6.39
Expected volatility	71%	64%
Expected dividend yield	–	–
Expected life (years)	4.2	4.2
Forfeiture rate	4%	5%

Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Warrant Activity

Warrant activity for the years ended December 31, 2020 and 2019, was as follows:

			2020			2019
		Weighted			Weighted
		average			average
		exercise			exercise
	Number	price	Amount	Number	price	Amount
	#	$	$	#	$	$

Opening balance	134,766	6.53	332	192,458	5.84	415
Granted	3,069,501	3.72	3,775	–	–	–
Exercised	(611,888)	3.72	(753)	(14,423)	4.22	(21)
Expired	(134,766)	6.53	(332)	(43,269)	4.22	(62)
Closing balance	2,457,613	3.72	3,022	134,766	6.53	332

Schedule of Weighted Average Assumptions

The fair values of warrants are estimated using the Black-Scholes option pricing model. The weighted average assumptions used in the Black-Scholes valuation model for the periods presented were as follows:

2020
Risk-free interest rate	0.27%
Market price	$3.12
Expected volatility	83%
Expected dividend yield	–
Expected life (years)	2